ASSET ACQUISITIONS AND BUSINESS COMBINATIONS (Narrative) (Details) $ / shares in Units, $ in Thousands				1 Months Ended					3 Months Ended				6 Months Ended		12 Months Ended
	Mar. 01, 2023 USD ($)	Dec. 31, 2022 USD ($) $ / shares	Nov. 12, 2021 USD ($) shares	Dec. 23, 2022 USD ($) shares	Jul. 20, 2022 USD ($)	Feb. 24, 2022 USD ($) Trials $ / shares shares	Jan. 31, 2022 USD ($) shares	Jan. 18, 2022 shares	Jun. 30, 2023 USD ($) $ / shares	Mar. 31, 2023 USD ($)	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Jun. 30, 2023 USD ($) Trials $ / shares	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Jun. 21, 2022 $ / shares	Jan. 12, 2021 USD ($)
Business Acquisition [Line Items]
Share based compensation									$ 338		$ 1,263		$ 992	$ 2,789	$ 3,404	$ 1,340
Purchase consideration, Total															9,800
Consideration															2,600
Common stock value		$ 0							0				0		0	0
Revenue									21,460		8,943		40,779	13,144	37,171	8,980
Comprehensive Loss															300
Purchased assets		80,987							30,479				30,479		$ 80,987	85,479
Laboratory assets																		$ 400
Number of stock option exercise | shares															200
Shares Issued, Price Per Share | $ / shares																	$ 0.05
Property, Plant And Equipment																		$ 1,500
Property, Plant And Equipment		$ 1,218							951				951		$ 1,218	3,750
Professional fees									668		727		665	1,705	$ 4,398	4,269
Net Assets Acquired															100.00%
Flora Growth Corp.									(44,556)	$ (3,905)	(24,672)	$ (7,630)			$ (52,629)	(21,361)
Net loss									(44,556)		$ (24,672)		(48,461)	$ (32,302)	(52,629)	(21,361)
Grupo Farmaceutico Cronomed S.A.S [Member]
Business Acquisition [Line Items]
Revenue															84,500	45,800
Comprehensive Loss															$ 72,200	34,000
Breeze Laboratory S.A.S. [Member]
Business Acquisition [Line Items]
Common shares in purchase consideration | shares															43,525,951
Equity interests own															10.00%
Share price per share | $ / shares		$ 0.23				$ 1.82									$ 0.23
Common share volatility						100.00%									110.00%
Discount		$ 300													$ 300
Company Granted Common Shares | shares						100,000									100,000
Number of stock option exercise | shares															50,000
Shares Issued, Price Per Share | $ / shares		$ 1.7													$ 1.7
Risk free rate						1.50%									4.70%
Net loss															$ 26,400
FLORA Breeze Laboratory [Member]
Business Acquisition [Line Items]
Remaining percentage of acquisition							10.00%
Common share issued for acquisition | shares								100,000
Original Hemp asset acquisition [Member]
Business Acquisition [Line Items]
Purchase consideration	$ 300
Amount payable of net profits	50.00%
Cash paid	$ 200
Amount payable of profits for additional amount	10.00%
Additional paid amount	$ 400
Maximum payment accumulated for valuation	600
Acquisition fair value	300
Outstanding balance									$ 300				$ 300
Intangible asset	$ 194
Original Hemp asset acquisition [Member] | Minimum [Member]
Business Acquisition [Line Items]
Discount rate	17.00%
Original Hemp asset acquisition [Member] | Maximum [Member]
Business Acquisition [Line Items]
Discount rate	31.50%
Franchise Global Health Inc. ("FGH") business combination [Member]
Business Acquisition [Line Items]
Common shares in purchase consideration | shares				2,176,297
Purchase consideration, Total				$ 9,800
Cash		$ 16,000													16,000
Fair Value Discount				7.50%
Liabilities		5,000													5,000
Trade payables and accrued liabilities				$ 3,400
Indemnification receivables		3,400		3,400											3,400
Intangible asset		6,102		6,102											6,102
Company Granted Common Shares | shares							30,282
Revenue		100													40,300
Comprehensive Loss		(100)
Intangible Assets		6,100													6,100
Trade payables and accrued liabilities		3,400													3,400
Professional fees															300
Net loss															19,000
Franchise Global Health Inc. ("FGH") business combination [Member] | Supplier Relationships [Member]
Business Acquisition [Line Items]
Intangible asset				2,400
Intangible Assets		2,400													2,400
Franchise Global Health Inc. ("FGH") business combination [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible asset				2,300
Intangible Assets		2,300													2,300
Franchise Global Health Inc. ("FGH") business combination [Member] | Licenses [Member]
Business Acquisition [Line Items]
Intangible asset				1,400
Intangible Assets		$ 1,400													1,400
Franchise Global Health Inc. ("FGH") business combination [Member] | Maximum [Member]
Business Acquisition [Line Items]
Liabilities				$ 5,000
Just Brands LLC and High Roller Private Label LLC business combination [Member]
Business Acquisition [Line Items]
Risk-free interest rate						1.50%							5.50%
Purchase consideration						$ 4,000
Share based compensation						$ 37,000									$ 34,400	4,000
Weighted average price | $ / shares		$ 5				$ 100									$ 5
Net asset acquired						100.00%
Cash						$ 16,000
Working capital		$ 200				$ 200									$ 200
Number of common shares in purchase consideration | shares						475,000
Value of common shares in purchase consideration						$ 14,700
Fair Value Discount						15.00%
Additional common shares		47,500				$ 47,500									$ 47,500
Common shares delivered to sellers | shares						475,000
Description of shares						Company be required to issue more than 182,500 common shares unless, if required by applicable law, it shall have obtained the consent of the Company's shareholders to do so. In the event the Company is required to deliver in excess of 182,500 shares									Company be required to issue more than 3.65 million common shares unless it shall have obtained the consent of the Company's shareholders to do so. In the event the Company is required to deliver in excess of 3.65 million shares
Number of trials | Trials						100,000							100,000
Share price per share | $ / shares						$ 36.4			$ 2.38				$ 2.38
Common share volatility						100.00%							110.00%
Contingent consideration													$ 1,500
Unrealized losses on securities													1,100		$ 1,300
Discount						$ 300
Intangible asset		4,533				4,533									4,533
Common stock value		$ 14,700													14,700
Revenue															$ 5,200
Common shares delivered to the sellers | shares															9,500,000
Comprehensive Loss															$ 6,500
Percentage of acquisition		100.00%													100.00%
Professional fees															$ 600
Net loss															1,600
Just Brands LLC and High Roller Private Label LLC business combination [Member] | Tradename [Member]
Business Acquisition [Line Items]
Intangible asset						3,100
Just Brands LLC and High Roller Private Label LLC business combination [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible asset						1,200
Just Brands LLC and High Roller Private Label LLC business combination [Member] | Know How [Member]
Business Acquisition [Line Items]
Intangible asset						$ 200
Intangible Assets		$ 200													200
Just Brands LLC and High Roller Private Label LLC business combination [Member] | Minimum [Member] | Tradename [Member]
Business Acquisition [Line Items]
Intangible Assets		3,100													3,100
No Cap Hemp Co [Member]
Business Acquisition [Line Items]
Share based compensation					$ 900
Outstanding balance		900													900
Equity interests own					10.00%
Breeze vendors payment					$ 2,000
Contingent consideration													500
Unrealized losses on securities													$ 400
Discount		200			200										200
Intangible asset		0													0
Advanced payable					$ 200										$ 200
Description of discount rates					the $2.0 million maximum payment and discount rates of 23.5%, high, and 14.3%, low, to estimate the present value of the future cash outflows. The resulting acquisition date fair value of $0.9 million										the $2.0 million maximum payment and discount rates of 23.5%, high, and 14.3%, low, to estimate the present value of the future cash outflows. The resulting acquisition date fair value of $0.9 million
Revenue							$ 1,900								$ 600
Comprehensive Loss															100
Purchased assets		200													200
Paid Amount To Breeze Vendor															2,000
Net loss															1,000
No Cap Hemp Co [Member] | Minimum [Member]
Business Acquisition [Line Items]
Discount rate					14.30%
No Cap Hemp Co [Member] | Maximum [Member]
Business Acquisition [Line Items]
Discount rate					23.50%
Just Brands and High Roller Private Label | Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible Assets		1,200													$ 1,200
Vessel Brand, Inc [Member]
Business Acquisition [Line Items]
Share based compensation			$ 28,700
Net asset acquired															100.00%
Fair Value Discount			15.00%
Intangible asset		9,150													$ 9,150
Revenue																6,500
Combined Revenue																1,500
Shares Issued | shares			3,600,000
Purchase Consideration Comprised			$ 8,000
Purchase Consideration Comprised Share | shares			4,557,000
Company Valued			$ 20,700
Intangible Assets																9,200
Flora Growth Corp.																$ 1,100
Vessel Brand, Inc [Member] | Real Estate Assets [Member]
Business Acquisition [Line Items]
Property, Plant And Equipment		1,100													1,100
Vessel Brand, Inc [Member] | Tradename [Member]
Business Acquisition [Line Items]
Intangible Assets		2,100													2,100
Vessel Brand, Inc [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible Assets		1,600													1,600
Vessel Brand, Inc [Member] | Patents And Developed Technology [Member]
Business Acquisition [Line Items]
Intangible Assets		4,300													4,300
Vessel Brand, Inc [Member] | Noncompete Agreement
Business Acquisition [Line Items]
Intangible Assets		$ 1,200													$ 1,200
Flora Beauty [Member] | FLORA Breeze Laboratory [Member]
Business Acquisition [Line Items]
Percentage of acquisition								13.00%